Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2023-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

In 2023, the Company adopted a new Clawback Policy in accordance with Section 10D of the Exchange Act and Rule 10D-1 promulgated thereunder (collectively, “Section 10D”). In the event the Company is required to prepare an accounting restatement, the Clawback Policy provides that the Company will within a reasonably prompt timeframe recover the erroneously awarded compensation from covered executive officers in accordance with Section 10D and Nasdaq rules. In addition, the Company’s incentive equity awards provide for forfeiture and clawback of incentive equity awards in connection with a breach of certain restrictive covenants.